Note 5 - Long-lived Assets	3 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Long-lived assets

Long-lived assets, net, consists of the following:

	March 31, 2022	December 31, 2021
Equipment	$205	$200
Software	248	247
	453	447
Accumulated depreciation	(48)	(38)
	$405	$409

Depreciation expense for the three months ended March 31, 2022 and 2021 totaled $10 and $6, respectively.